Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid Expenses and Other Current Assets

NOTE 4 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	June 30, 2021	December 31, 2020
Prepaid expenses	$774	$734
Other current assets	571	552
	$1,345	$1,286

NOTE 3 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following as of December 31:

	2020	2019
Prepaid expenses	$734	$1,068
Other current assets	552	502
	$1,286	$1,570